Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Breakdown of Cash and Cash Equivalents

The breakdown of cash and cash equivalents as of December 31, 2016 and 2017 is as follows:

	(In millions of yen)
	December 31, 2016	December 31, 2017
Cash on hand	8	13
Demand deposits	134,690	123,593

Total cash and cash equivalents	134,698	123,606